Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

These condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (ASC) and Accounting Standards Updates (ASUs) of the Financial Accounting Standards Board (FASB).

Basis of presentation

These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (ASC) and Accounting Standards Updates (ASUs) of the Financial Accounting Standards Board (FASB).

Principles of consolidation

Principles of consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Codiak Securities Corporation. All intercompany balances and transactions have been eliminated in consolidation.

Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Codiak Securities Corporation. All intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could materially differ from those estimates. Management considers many factors in selecting appropriate financial accounting policies and controls, and in developing the estimates and assumptions that are used in the preparation of these financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates, including: expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that falls within that range of reasonable estimates. Significant estimates relied upon in preparing these condensed consolidated financial statements include, among others: estimates related to revenue recognition, the valuation of common stock and stock-based compensation awards, the valuation of redeemable convertible preferred stock, leases, accrued expenses and income taxes.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could materially differ from those estimates. Management considers many factors in selecting appropriate financial accounting policies and controls, and in developing the estimates and assumptions that are used in the preparation of these financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates, including: expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that falls within that range of reasonable estimates. Significant estimates relied upon in preparing the consolidated financial statements include, among others: estimates related to revenue recognition, the valuation of common stock and stock-based compensation awards, the valuation of redeemable convertible preferred stock, leases, accrued expenses and income taxes.

Segments

Segments

The Company has one operating segment. The Company’s chief operating decision maker, its Chief Executive Officer, manages the Company’s operations on a consolidated basis for the purposes of assessing performance and allocating resources. All of the Company’s long-lived assets are held in the United States.

Segments

The Company has one operating segment. The Company’s chief operating decision maker, its Chief Executive Officer, manages the Company’s operations on a consolidated basis for the purposes of assessing performance and allocating resources. All of the Company’s long-lived assets are held in the United States.

Cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash

The Company considers all highly liquid investments purchased with original final maturities of three months or less from the date of purchase to be cash equivalents. Cash equivalents comprise money market accounts invested in US Treasury securities. Restricted cash is composed of letters of credit held as collateral related to the Company’s lease arrangements. Restricted cash is classified as either current or non-current based on the term of the underlying lease agreement.

A reconciliation of the cash, cash equivalents and restricted cash reported in the condensed consolidated statements of cash flows is as follows (in thousands):

	AS OF SEPTEMBER 30,
	2020	2019
Cash and cash equivalents	$48,339	$32,059
Restricted cash	—	367
Restricted cash, net of current portion	4,170	4,170

Total cash, cash equivalents and restricted cash as shown in the condensed consolidated statements of cash flows	$52,509	$36,596

Cash, cash equivalents and restricted cash

The Company considers all highly liquid investments purchased with original final maturities of three months or less from the date of purchase to be cash equivalents. Cash equivalents comprises money market accounts invested in US Treasury securities. Restricted cash is composed of letters of credit held as collateral related to the Company’s lease arrangements. Restricted cash is classified as either current or non-current based on the term of the underlying lease agreement.

A reconciliation of the cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the amounts shown in the statement of cash flows is as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
Cash and cash equivalents	$18,093	$10,316
Restricted cash	—	367
Restricted cash, net of current portion	367	4,170

Total cash, cash equivalents and restricted cash as shown in the statement of cash flows	$18,460	$14,853

Investments

Investments

The Company classifies all of its investments as available-for-sale securities. The Company’s investments are measured and reported at fair value using quoted prices in active markets for similar securities. Unrealized gains and losses on available-for-sale securities are reported as accumulated other comprehensive (loss) income, which is a separate component of stockholders’ deficit. The cost of securities sold is determined on a specific identification basis, and realized gains and losses are included in other income (expense), net within the condensed consolidated statements of operations and comprehensive loss. If any adjustment to fair value reflects a decline in the value of the investment that the Company considers to be “other than temporary”, the Company reduces the investment to fair value through a charge to the condensed consolidated statements of operations and comprehensive loss. No such adjustments were necessary during the periods presented. The Company classifies its available-for-sale investments as current assets on the condensed consolidated balance sheets if they mature within one year from the balance sheet date.

Investments

The Company classifies all of its investments as available-for-sale securities. The Company’s investments are measured and reported at fair value using quoted prices in active markets for similar securities. Unrealized gains and losses on available-for-sale securities are reported as accumulated other comprehensive (loss) income, which is a separate component of stockholders’ deficit. The cost of securities sold is determined on a specific identification basis, and realized gains and losses are included in other income (expense), net within the consolidated statements of operations and comprehensive loss. If any adjustment to fair value reflects a decline in the value of the investment that the Company considers to be “other than temporary”, the Company reduces the investment to fair value through a charge to the consolidated statements of operations and comprehensive loss. No such adjustments were necessary during the periods presented. The Company classifies its available-for-sale investments as current assets on the consolidated balance sheets if they mature within one year from the balance sheet date.

Deferred offering costs

Deferred offering costs

The Company capitalizes certain legal, accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After the consummation of the equity financing, these costs are recorded in stockholders’ deficit as a reduction of additional paid-in capital or the associated preferred stock account, as applicable. In the event the offering is terminated, all capitalized deferred offering costs are expensed. Such costs are recorded within prepaid expenses and other current assets in the accompanying condensed consolidated balance sheets. Deferred offering costs as of September 30, 2020 were $1.7 million. There were no deferred offering costs as of December 31, 2019. The Company withdrew an initial public offering during 2019. Accordingly, the Company expensed previously capitalized deferred offering costs totaling $1.9 million to general and administrative expenses during the nine months ended September 30, 2019. There were no previously capitalized deferred offering costs expensed during the three months ended September 30, 2019.

Deferred offering costs

The Company capitalizes certain legal, accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After the consummation of the equity financing, these costs are recorded in stockholders’ deficit as a reduction of additional paid-in capital or the associated preferred stock account, as applicable. In the event the offering is terminated, all capitalized deferred offering costs are expensed. Such costs are classified in other non-current assets in the accompanying consolidated balance sheets. Deferred offering costs as of December 31, 2018 were $0.3 million. There were no deferred offering costs as of December 31, 2019.

Concentrations of credit risk and significant suppliers and license agreements

Concentrations of credit risk and significant suppliers and license agreements

Financial instruments that potentially expose the Company to credit risk primarily consist of cash, cash equivalents, restricted cash and investments. The Company maintains its cash, cash equivalent, restricted cash and investment balances with accredited financial institutions and, consequently, the Company does not believe it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

The Company’s cash management and investment policy limits investment instruments to investment-grade securities with the objective to preserve capital and to maintain liquidity until the funds can be used in business operations. Bank accounts in the United States are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. As of September 30, 2020 and December 31, 2019, the Company’s primary operating accounts significantly exceeded the FDIC limits.

The Company is presently dependent on third-party manufacturers to supply materials for research and development activities of its programs, including preclinical testing. The Company’s development programs could be adversely affected by a significant interruption in the supply of the necessary materials. The Company is also dependent on third parties who provide license rights used in the development of certain programs. The Company could experience delays in the development of its programs if any of these license agreements are terminated, if the Company fails to meet the obligations required under its arrangements, or if the Company is unable to successfully secure new strategic alliances or licensing agreements.

For the three and nine months ended September 30, 2019, Jazz accounted for 100% of total collaboration revenue. For the three months ended September 30, 2020, Jazz accounted for 19% of total collaboration revenue, and Sarepta accounted for 81% of total collaboration revenue. For the nine months ended September 30, 2020, Jazz accounted for 40% of total collaboration revenue and Sarepta accounted for 60% of total collaboration revenue.

Concentrations of credit risk and significant suppliers and license agreements

Financial instruments that potentially expose the Company to credit risk primarily consist of cash, cash equivalents, restricted cash and investments. The Company maintains its cash, cash equivalent, restricted cash and investment balances with accredited financial institutions and, consequently, the Company does not believe it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

The Company’s cash management and investment policy limits investment instruments to investment-grade securities with the objective to preserve capital and to maintain liquidity until the funds can be used in business operations. Bank accounts in the United States are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. As of December 31, 2018 and 2019, the Company’s primary operating accounts significantly exceeded the FDIC limits.

The Company is presently dependent on third-party manufacturers to supply materials for research and development activities of its programs, including preclinical testing. The Company’s development programs could be adversely affected by a significant interruption in the supply of the necessary materials. The Company is also dependent on third parties who provide license rights used in the development of certain programs. The Company could experience delays in the development of its programs if any of these license agreements are terminated, if the Company fails to meet the obligations required under its arrangements, or if the Company is unable to successfully secure new strategic alliances or licensing agreements.

For the year ended December 31, 2019, one customer accounted for 100% of total collaboration revenue.

Off-balance sheet risk

Off-balance sheet risk

As of September 30, 2020 and December 31, 2019, the Company had no off-balance sheet risks such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Off-balance sheet risk As of December 31, 2018 and 2019, the Company had no off-balance sheet risks such as foreign exchange contracts, option contracts or other foreign hedging arrangements.
Fair value of financial instruments

Fair value of financial instruments

The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. FASB ASC Topic 820, Fair Value Measurements and Disclosures (ASC 820), establishes a hierarchy of inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of the investments and is not a measure of the investment credit quality. The three levels of the fair value hierarchy are described below:

Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2—Valuations based on quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3—Valuations that require inputs that reflect the Company’s own assumptions that are both significant to the fair value measurement and unobservable.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Items measured at fair value on a recurring basis include cash equivalents as of September 30, 2020 and cash equivalents and investments as of December 31, 2019. Certain cash equivalents that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The carrying amounts reflected in the condensed consolidated balance sheets for prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair values due to their short-term maturities.

Fair value of financial instruments

The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. FASB ASC Topic 820, Fair Value Measurements and Disclosures (ASC 820), establishes a hierarchy of inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of the investments and is not a measure of the investment credit quality. The three levels of the fair value hierarchy are described below:

Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2—Valuations based on quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3—Valuations that require inputs that reflect the Company’s own assumptions that are both significant to the fair value measurement and unobservable.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Items measured at fair value on a recurring basis include cash equivalents and investments as of December 31, 2018 and 2019. Certain cash equivalents that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The carrying amounts reflected in the consolidated balance sheets for prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair values due to their short-term maturities.

Property and equipment

Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets, which are as follows:

ESTIMATED USEFUL LIFE
Computer equipment and software	3 years
Furniture and fixtures	5 years
Laboratory equipment	5 years
Leasehold improvements	Shorter of useful life or remaining lease term

Purchased assets that are not yet in service are recorded to construction-in-process and no depreciation expense is recorded. Once they are placed in service, they are reclassified to the appropriate asset class and depreciated over their respective estimated useful lives. Upon the retirement or sale of an asset, the related cost and accumulated depreciation or amortization is removed from the accounts and any resulting gain or loss is recorded to other income (expense), net. Expenditures for maintenance and repairs are expensed as incurred.

Property and equipment

Property and equipment is stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization is calculated using the straight-line method over the estimated useful lives of the assets, which are as follows:

ESTIMATED USEFUL LIFE
Computer equipment and software	3 years
Furniture and fixtures	5 years
Laboratory equipment	5 years
Leasehold improvements	Shorter of useful life or remaining lease term

Purchased assets that are not yet in service are recorded to construction-in-process and no depreciation expense is recorded. Once they are placed in service they are reclassified to the appropriate asset class and depreciated over their respective estimated useful lives. Upon the retirement or sale of an asset, the related cost and accumulated depreciation or amortization is removed from the accounts and any resulting gain or loss is recorded to other income (expense), net. Expenditures for maintenance and repairs are expensed as incurred.

Impairment of long-lived assets

Impairment of long-lived assets

The Company periodically evaluates its long-lived assets, for impairment whenever events or changes in circumstances indicate that a potential impairment may have occurred. If such events or changes in circumstances arise, the Company compares the carrying amount of the long-lived assets to the estimated future undiscounted cash flows expected to be generated by the long-lived assets. If the estimated aggregate undiscounted cash flows are less than the carrying amount of the long-lived assets, an impairment charge, calculated as the amount by which the carrying amount of the assets exceeds the fair value of the assets, is recorded. The fair value of the long-lived assets is determined based on the estimated discounted cash flows expected to be generated from the long-lived assets. The Company has not recorded any such impairment charges during the three or nine months ended September 30, 2020 or 2019.

Impairment of long-lived assets

The Company periodically evaluates its long-lived assets, which consist of property and equipment, for impairment whenever events or changes in circumstances indicate that a potential impairment may have occurred. If such events or changes in circumstances arise, the Company compares the carrying amount of the long-lived assets to the estimated future undiscounted cash flows expected to be generated by the long-lived assets. If the estimated aggregate undiscounted cash flows are less than the carrying amount of the long-lived assets, an impairment charge, calculated as the amount by which the carrying amount of the assets exceeds the fair value of the assets, is recorded. The fair value of the long-lived assets is determined based on the estimated discounted cash flows expected to be generated from the long-lived assets. The Company has not recorded any such impairment charges during the years ended December 31, 2018 or 2019.

Term loan

Term loan

The Company accounts for its Loan and Security Agreement with Hercules as a liability measured at net proceeds less debt discount and is accreted to the associated face value of the term loan over its respective expected term using the effective interest method. The Company considers whether there are any embedded features in its debt instruments that require bifurcation and separate accounting as derivative financial instruments pursuant to FASB ASC Topic 815, Derivatives and Hedging.

The Company capitalizes certain legal and other third-party fees that are directly associated with obtaining access to capital under credit facilities. Deferred financing costs related to a recognized debt liability are recorded as a reduction of the carrying amount of the debt liability and amortized to interest expense using the effective interest rate method. Deferred financing costs related to the term loans as of September 30, 2020 and December 31, 2019 were $0.1 million.

Term loan

The Company accounts for its Loan and Security Agreement with Hercules as a liability measured at net proceeds less debt discount and is accreted to the face value of the Term Loan over its expected term using the effective interest method. The Company considers whether there are any embedded features in its debt instruments that require bifurcation and separate accounting as derivative financial instruments pursuant to ASC Topic 815, Derivatives and Hedging.

The Company capitalizes certain legal and other third-party fees that are directly associated with obtaining access to capital under credit facilities. Deferred financing costs related to a recognized debt liability are recorded as a reduction of the carrying amount of the debt liability and amortized to interest expense on a straight-line basis over the repayment term. Deferred financing costs related to the term loan as of December 31, 2019 were $0.1 million.

Leases

Leases

Prior to January 1, 2020, the Company accounted for leases in accordance with FASB ASC 840, Leases. At lease inception, the Company determined if an arrangement was an operating or capital lease. For operating leases, the Company recognized rent expense, inclusive of rent escalation, holidays and lease incentives, on a straight-line basis over the lease term. The Company presented lease incentives as deferred rent and amortized the incentives as a reduction to rent expense on a straight-line basis over the lease term. The Company classified deferred rent as current and noncurrent liabilities based on the portion of the deferred rent that was scheduled to mature within the proceeding 12 months.

Effective January 1, 2020, the Company accounts for leases in accordance with FASB ASC 842, Leases. At contract inception, the Company determines if an arrangement is or contains a lease. A lease conveys the right to control the use of an identified asset for a period of time in exchange for consideration. If determined to be or contain a lease, the lease is assessed for classification as either an operating or finance lease at the lease commencement date, defined as the date on which the leased asset is made available for use by the Company, based on the economic characteristics of the lease. For each lease, the Company records a right-of-use asset and lease liability.

A right-of-use asset represents the economic benefit conveyed to the Company by the right to use the underlying asset over the lease term. A lease liability represents the obligation to make lease payments arising from the lease. The Company elected the practical expedient to not separate lease and non-lease components and therefore measures each lease payment as the total of the fixed lease and non-lease components. Lease liabilities are measured at lease commencement calculated as the present value of the future lease payments in the contract using the rate implicit in the contract, when available. If an implicit rate is not readily determinable, the Company uses an incremental borrowing rate measured as the rate at which the Company could borrow, on a fully collateralized basis, a commensurate loan in the same currency over a period consistent with the lease term at the commencement date. Right-of-use assets are measured as the lease liability plus initial direct costs and prepaid lease payments, less lease incentives granted by the lessor. The lease term is measured as the noncancelable period in the contract, adjusted for any options to extend or terminate when it is reasonably certain the Company will exercise such options. The Company made an accounting policy election to not recognize leases with an initial term of 12 months or less.

The Company assesses its right-of-use assets for impairment consistent with the assessment performed for long-lived assets used in operations.

The Company’s operating leases are presented in the condensed consolidated balance sheets as operating lease right-of-use assets, classified as non-current assets, and operating lease liabilities, classified as current and long-term liabilities based on the portion of the lease liability that will mature within the proceeding 12 months. Operating lease expense for future lease payments is recognized on a straight-line basis over the lease term.

The Company evaluates its subleases in which it is the sublessor to determine whether it is relieved of the primary obligation under the original lease. If it remains the primary obligor, the Company continues to account for the original lease as it did before the commencement of the sublease and reports the sublease income on a gross basis in other income on the condensed consolidated statements of operations and comprehensive loss.

Leases

Prior to January 1, 2020, the Company accounted for leases in accordance with ASC 840, Leases. At lease inception, the Company determines if an arrangement was an operating or capital lease. For operating leases, the Company recognized rent expense, inclusive of rent escalation, holidays and lease incentives, on a straight-line basis over the lease term. The Company presented lease incentives as deferred rent and amortized the incentives as a reduction to rent expense on a straight-line basis over the lease term. The Company classified deferred rent as current and noncurrent liabilities based on the portion of the deferred rent that was scheduled to mature within the proceeding twelve months.

Effective January 1, 2020, the Company accounts for leases in accordance with ASC 842, Leases. At contract inception, the Company determines if an arrangement is or contains a lease. A lease conveys the right to control the use of an identified asset for a period of time in exchange for consideration. If determined to be or contain a lease, the lease is assessed for classification as either an operating or finance lease at the lease commencement date, defined as the date on which the leased asset is made available for use by the Company, based on the economic characteristics of the lease. For each lease, the Company records a right-of-use asset and lease liability.

A right-of-use asset represents the economic benefit conveyed to the Company by the right to use the underlying asset over the lease term. A lease liability represents the obligation to make lease payments arising from the lease. The Company elected the practical expedient to not separate lease and non-lease components and therefore measures each lease payment as the total of the fixed lease and non-lease components. Lease liabilities are measured at lease commencement calculated as the present value of the future lease payments in the contract using the rate implicit in the contract, when available. If an implicit rate is not readily determinable, the Company uses an incremental borrowing rate measured as the rate at which the Company could borrow, on a fully collateralized basis, a commensurate loan in the same currency over a period consistent with the lease term at the commencement date. Right-of-use assets are measured as the lease liability plus initial direct costs and prepaid lease payments, less lease incentives granted by the lessor. The lease term is measured as the noncancelable period in the contract, adjusted for any options to extend or terminate when it is reasonably certain the Company will exercise such options. The Company elected the practical expedient to not recognize leases with an initial term of 12 months or less.

The Company assesses its right-of-use assets for impairment consistent with the assessment performed for long-lived assets used in operations.

The Company’s operating leases are presented in the consolidated balance sheets as operating lease right-of-use assets, classified as noncurrent assets, and operating lease liabilities, classified as current and noncurrent liabilities based on the portion of the lease liability that will mature within the proceeding twelve months. Operating lease expense for the minimum lease payments is recognized on a straight-line basis over the lease term.

The Company evaluates its subleases in which it is the sublessor to determine whether it is relieved of the primary obligation under the original lease. If it remains the primary obligor, the Company continues to account for the original lease as it did before the commencement of the sublease and reports the sublease income on a gross basis in other income on the consolidated statements of operations and comprehensive loss.

Redeemable convertible preferred stock

Redeemable convertible preferred stock

The Company records all redeemable convertible preferred stock upon issuance at its respective fair value or original issuance price less issuance costs. The Company classifies its redeemable convertible preferred stock outside of stockholders’ deficit as the redemption of such shares is outside the Company’s control. The Company adjusts the carrying values of the redeemable convertible preferred stock to redemption value when the redemption value exceeds the carrying value.

Redeemable convertible preferred stock

The Company records all redeemable convertible preferred stock upon issuance at its respective fair value or original issuance price less issuance costs. The Company classifies its redeemable convertible preferred stock outside of stockholders’ deficit as the redemption of such shares is outside the Company’s control. The Company adjusts the carrying values of the redeemable convertible preferred stock to redemption value when the redemption value exceeds the carrying value.

Revenue recognition

Revenue recognition

The Company recognizes revenue in accordance with FASB ASC Topic 606, Revenue from Contracts with Customers (ASC 606). The core principle of ASC 606 is that an entity should recognize revenue to depict the transfer of promised goods and/or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and/or services. To determine the appropriate amount of revenue to be recognized, the Company performs the following steps: (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) each performance obligation is satisfied.

Pursuant to the guidance in ASC 606, the Company accounts for a contract with a customer that is within the scope of ASC 606 when all of the following criteria are met: (i) the arrangement has been approved by the parties and the parties are committed to perform their respective obligations, (ii) each party’s rights regarding the goods and/or services to be transferred can be identified, (iii) the payment terms for the goods and/or services to be transferred can be identified, (iv) the arrangement has commercial substance and (v) collection of substantially all of the consideration to which the Company will be entitled in exchange for the goods and/or services that will be transferred to the customer is probable.

The Company assesses the goods and/or services promised within a contract which contains multiple promises to evaluate which promises are distinct. Promises are considered to be distinct and therefore, accounted for as separate performance obligations, provided that: (i) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer and (ii) the promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. The Company determines that a customer can benefit from a good or service if it could be used, consumed, sold for an amount that is greater than scrap value, or otherwise held in a way that generates economic benefits. Factors that are considered in determining whether or not two or more promises are not separately identifiable include, but are not limited to, the following: (i) the Company provides a significant service of integrating goods and/or services with other goods and/or services promised in the contract, (ii) one or more of the goods and/or services significantly modifies or customizes, or are significantly modified or customized by, one or more of the other goods and/or services promised in the contract and (iii) the goods and/or services are highly interdependent or highly interrelated. Individual goods or services (or bundles of goods and/or services) that meet both criteria for being distinct are accounted for as separate performance obligations. Promises that are not distinct at contract inception are combined into a single performance obligation. Options to acquire additional goods and/or services are evaluated to determine if such option provides a material right to the customer that it would not have received without entering into the contract. If so, the option is accounted for as a separate performance obligation. If not, the option is considered a marketing offer which would be accounted for as a separate contract upon the customer’s election.

The terms of the Company’s arrangements include the payment of one or more of the following: (i) non-refundable, up-front fees, (ii) cost reimbursements, (iii) development, regulatory and commercial milestone payments, (iv) royalties on net sales of licensed products and (v) profit share for co-commercialized products. The transaction price generally comprises fixed fees due at contract inception and an estimate of variable consideration for cost reimbursements and milestone payments due upon the achievement of specified events. Additionally, the Company may earn sales milestones, tiered royalties earned when the licensee recognizes net sales of licensed products and potentially profit share related to co-commercialized products. The Company measures the transaction price based on the amount of consideration to which it expects to be entitled in exchange for transferring the promised goods and/or services to the customer. The Company utilizes either the expected value method or the most likely amount method to estimate the amount of variable consideration, depending on which method is expected to better predict the amount of consideration to which it will be entitled. Amounts of variable consideration are included in the transaction price to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. With respect to development and regulatory milestone payments, at the inception of the arrangement, the Company evaluates whether the associated event is considered probable of achievement and estimates the amount to be included in the transaction price using the most likely amount method. As part of the evaluation for development milestone payments, the Company considers several factors, including the stage of development of the targets included in the arrangement, the risk associated with the remaining development work required to achieve the milestone and whether or not the achievement of the milestone is within the Company’s control. Milestone payments that are not within the control of the Company or the licensee, such as those dependent upon receipt of regulatory approval, are not considered to be probable of achievement until the triggering event occurs. With respect to sales-based royalties and profit share payments, including milestone payments based upon the achievement of a certain level of product sales, wherein the license is deemed to be the sole or predominant item to which the payments relate, the Company recognizes revenue upon the later of: (i) when the related sales occur or (ii) when the performance obligation to which some or all of the payment has been allocated has been satisfied (or partially satisfied). To date, the Company has not recognized any development, regulatory or commercial milestones, royalty or profit share revenue resulting from its arrangements with customers. The Company considered the existence of a significant financing component in its arrangements and has determined that a significant financing component does not exist due to the applicability of available practical expedients, existence of substantive business purposes and/or presence of other compelling factors. The Company updates its assessment of the estimated transaction price, including the constraint on variable consideration, at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur. Any adjustments to the transaction price are recorded on a cumulative catch-up basis, which would affect revenue and net loss in the period of adjustment.

The Company generally allocates the transaction price to each performance obligation identified in the contract on a relative standalone selling price basis. However, certain components of variable consideration are allocated specifically to one or more particular performance obligations to the extent both of the following criteria are met: (i) the terms of the payment relate specifically to the efforts to satisfy the performance obligation or transfer the distinct good or service and (ii) allocating the variable amount of consideration entirely to the performance obligation or the distinct good or service is consistent with the allocation objective of the standard whereby the amount allocated depicts the amount of consideration to which the entity expects to be entitled in exchange for transferring the promised goods or services. The Company develops assumptions that require judgment to determine the standalone selling price for each performance obligation identified in the contract. The key assumptions utilized in determining the standalone selling price for the performance obligations may include forecasted revenues, development timelines, estimated research and development costs, discount rates, other comparable transactions, likelihood of exercise and probabilities of technical and regulatory success.

Revenue is recognized based on the amount of the transaction price that is allocated to each respective performance obligation when or as the performance obligation is satisfied by transferring a promised good and/or service to the customer. For performance obligations that are satisfied at a point in time, the Company recognizes revenue when control of the goods and/or services is transferred to the customer. For performance obligations that are satisfied over time, the Company recognizes revenue by measuring the progress toward complete satisfaction of the performance obligation using a single method of measuring progress which depicts the performance in transferring control of the associated goods and/or services to the customer. The Company generally uses input methods to measure the progress toward the complete satisfaction of performance obligations satisfied over time. With respect to promises related to a license to intellectual property that is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenue from amounts allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenue and net loss in the period of adjustment.

The Company receives payments from its licensees in accordance with the terms of the contracts. Up-front payments and fees are recorded as contract liabilities upon receipt or when due and may require deferral of revenue recognition to a future period until the Company performs its obligations under the arrangement. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified in current liabilities. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified as contract liabilities, net of current portion. Amounts payable to the Company are recorded as accounts receivable when the Company’s right to consideration is unconditional.

Revenue recognition

The Company recognizes revenue in accordance with FASB ASC Topic 606, Revenue from Contracts with Customers (ASC 606). The core principle of ASC 606 is that an entity should recognize revenue to depict the transfer of promised goods and/or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and/or services. To determine the appropriate amount of revenue to be recognized, the Company performs the following steps: (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) each performance obligation is satisfied.

Pursuant to the guidance in ASC 606, the Company accounts for a contract with a customer that is within the scope of ASC 606 when all of the following criteria are met: (i) the arrangement has been approved by the parties and the parties are committed to perform their respective obligations, (ii) each party’s rights regarding the goods and/or services to be transferred can be identified, (iii) the payment terms for the goods and/or services to be transferred can be identified, (iv) the arrangement has commercial substance and (v) collection of substantially all of the consideration to which the Company will be entitled in exchange for the goods and/or services that will be transferred to the customer is probable.

The Company assesses the goods and/or services promised within a contract which contains multiple promises to evaluate which promises are distinct. Promises are considered to be distinct and therefore, accounted for as separate performance obligations, provided that: (i) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer and (ii) the promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. The Company determines that a customer can benefit from a good or service if it could be used, consumed, sold for an amount that is greater than scrap value, or otherwise held in a way that generates economic benefits. Factors that are considered in determining whether or not two or more promises are not separately identifiable include, but are not limited to, the following: (i) the Company provides a significant service of integrating goods and/or services with other goods and/or services promised in the contract, (ii) one or more of the goods and/or services significantly modifies or customizes, or are significantly modified or customized by, one or more of the other goods and/or services promised in the contract and (iii) the goods and/or services are highly interdependent or highly interrelated. Individual goods or services (or bundles of goods and/or services) that meet both criteria for being distinct are accounted for as separate performance obligations. Promises that are not distinct at contract inception are combined into a single performance obligation. Options to acquire additional goods and/or services are evaluated to determine if such option provides a material right to the customer that it would not have received without entering into the contract. If so, the option is accounted for as a separate performance obligation. If not, the option is considered a marketing offer which would be accounted for as a separate contract upon the customer’s election.

The terms of the Company’s arrangements include the payment of one or more of the following: (i) non-refundable, up-front fees, (ii) cost reimbursements, (iii) development, regulatory and commercial milestone payments, (iv) royalties on net sales of licensed products and (v) profit share for co-commercialized products. The transaction price is generally comprised of fixed fees due at contract inception and an estimate of variable consideration for cost reimbursements and milestone payments due upon the achievement of specified events. Additionally, the Company may earn sales milestones, tiered royalties earned when the licensee recognizes net sales of licensed products and potentially profit share related to co-commercialized products. The Company measures the transaction price based on the amount of consideration to which it expects to be entitled in exchange for transferring the promised goods and/or services to the customer. The Company utilizes either the expected value method or the most likely amount method to estimate the amount of variable consideration, depending on which method is expected to better predict the amount of consideration to which it will be entitled. Amounts of variable consideration are included in the transaction price to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. With respect to development and regulatory milestone payments, at the inception of the arrangement, the Company evaluates whether the associated event is considered probable of achievement and estimates the amount to be included in the transaction price using the most likely amount method. As part of the evaluation for development milestone payments, the Company considers several factors, including the stage of development of the targets included in the arrangement, the risk associated with the remaining development work required to achieve the milestone and whether or not the achievement of the milestone is within the Company’s control. Milestone payments that are not within the control of the Company or the licensee, such as those dependent upon receipt of regulatory approval, are not considered to be probable of achievement until the triggering event occurs. With respect to sales-based royalties and profit share payments, including milestone payments based upon the achievement of a certain level of product sales, wherein the license is deemed to be the sole or predominant item to which the payments relate, the Company recognizes revenue upon the later of: (i) when the related sales occur or (ii) when the performance obligation to which some or all of the payment has been allocated has been satisfied (or partially satisfied). To date, the Company has not recognized any development, regulatory or commercial milestones, royalty or profit share revenue resulting from its arrangements with customers. The Company considered the existence of a significant financing component in its arrangements and has determined that a significant financing component does not exist due to the applicability of available practical expedients, existence of substantive business purposes and/or presence of other compelling factors. The Company updates its assessment of the estimated transaction price, including the constraint on variable consideration, at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur. Any adjustments to the transaction price are recorded on a cumulative catch-up basis, which would affect revenue and net loss in the period of adjustment.

The Company generally allocates the transaction price to each performance obligation identified in the contract on a relative standalone selling price basis. However, certain components of variable consideration are allocated specifically to one or more particular performance obligations to the extent both of the following criteria are met: (i) the terms of the payment relate specifically to the efforts to satisfy the performance obligation or transfer the distinct good or service and (ii) allocating the variable amount of consideration entirely to the performance obligation or the distinct good or service is consistent with the allocation objective of the standard whereby the amount allocated depicts the amount of consideration to which the entity expects to be entitled in exchange for transferring the promised goods or services. The Company develops assumptions that require judgment to determine the standalone selling price for each performance obligation identified in the contract. The key assumptions utilized in determining the standalone selling price for the performance obligations may include forecasted revenues, development timelines, estimated research and development costs, discount rates, other comparable transactions, likelihood of exercise and probabilities of technical and regulatory success.

Revenue is recognized based on the amount of the transaction price that is allocated to each respective performance obligation when or as the performance obligation is satisfied by transferring a promised good and/or service to the customer. For performance obligations that are satisfied at a point in time, the Company recognizes revenue when control of the goods and/or services is transferred to the customer. For performance obligations that are satisfied over time, the Company recognizes revenue by measuring the progress toward complete satisfaction of the performance obligation using a single method of measuring progress which depicts the performance in transferring control of the associated goods and/or services to the customer. The Company generally uses input methods to measure the progress toward the complete satisfaction of performance obligations satisfied over time. With respect to promises related to licenses to intellectual property that is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenue from amounts allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenue and net loss in the period of adjustment.

The Company receives payments from its licensees in accordance with the terms of the contracts. Up-front payments and fees are recorded as contract liabilities upon receipt or when due and may require deferral of revenue recognition to a future period until the Company performs its obligations under the arrangement. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified in current liabilities. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified as contract liabilities, net of current portion. Amounts payable to the Company are recorded as accounts receivable when the Company’s right to consideration is unconditional.

Research and development expense

Research and development expense

Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including salaries and benefits, overhead costs, contract services and other related costs. The value of goods and services received from contract research organizations and contract manufacturing organizations in the reporting period are estimated based on the level of services performed, and progress in the period in cases when the Company has not received an invoice from the supplier. In circumstances where amounts have been paid in excess of costs incurred, the Company records a prepaid expense.

Research and development expense

Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including salaries and benefits, overhead costs, contract services and other related costs. The value of goods and services received from contract research organizations and contract manufacturing organizations in the reporting period are estimated based on the level of services performed, and progress in the period in cases when the Company has not received an invoice from the supplier. In circumstances where amounts have been paid in excess of costs incurred, the Company records a prepaid expense.

Acquired in-process research and development (IPR&D)

Acquired in-process research and development (IPR&D)

If the Company acquires an asset or group of assets under an in-licensing arrangement that do not meet the definition of a business under FASB ASC Topic 805, Business Combinations (ASC 805), and the acquired IPR&D does not have an alternative future use, it is expensed on its acquisition date in accordance with guidance in FASB ASC Topic 730, Research and Development (ASC 730). Contingent payments for the assets acquired are expensed or capitalized based on the nature of the associated asset at the date the related contingency is resolved.

Acquired in-process research and development (IPR&D)

If the Company acquires an asset or group of assets under an in-licensing arrangement that do not meet the definition of a business under FASB ASC Topic 805, Business Combinations (ASC 805), and the acquired IPR&D does not have an alternative future use, it is expensed on its acquisition date in accordance with guidance in FASB ASC Topic 730, Research and Development (ASC 730). Contingent payments for the assets acquired are expensed or capitalized based on the nature of the associated asset at the date the related contingency is resolved.

Patent costs	Patent costs Costs to secure, defend and maintain patents are expensed as incurred due to the uncertainty of future benefits and are classified as general and administrative expenses.	Patent costs Costs to secure, defend and maintain patents are expensed as incurred due to the uncertainty of future benefits and are classified as general and administrative expenses.
Stock-based compensation

Stock-based compensation

The Company issues stock-based awards to employees, directors and non-employee consultants and founders, generally in the form of stock options and restricted stock. The Company accounts for its stock-based compensation awards in accordance with FASB ASC Topic 718, Compensation—Stock Compensation (ASC 718). ASC 718 requires share-based payments to employees and qualifying directors to be recognized as expense based on the fair value on the date of grant. On January 1, 2019, the Company early adopted ASU No. 2018-07, Compensation—Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting (ASU 2018-07), which expands the scope of ASC 718 to include share-based payments to non-employees. In connection with the adoption of ASU 2018-07, the Company establishes the fair value of share-based payments to non-employees at the adoption date for existing awards, and at the grant date for new awards.

The Company primarily issues stock options and restricted stock with service-based vesting conditions. Compensation expense related to awards to employees, directors and non-employees with service-based vesting conditions is recognized on a straight-line basis based on the grant date fair value over the associated requisite service period of the award, which is generally the vesting term. For awards to employees with performance-based vesting conditions and/or market conditions, the Company recognizes expense based on the grant date fair value over the associated requisite service period of the award using the accelerated attribution model if, and to the extent that, achievement of the performance condition is determined to be probable. If the actual achievement of the Company’s awards that contain performance-based conditions vary from management’s estimates, stock-based compensation expense could be materially different than what is recorded in the period. The cumulative effect on current and prior periods of a change in the estimated time to vesting for awards that contain performance-based conditions will be recognized as compensation cost in the current period. The Company recognizes forfeitures as they occur.

The Company determines the fair value of restricted stock awards in reference to the fair value of its common stock less any applicable purchase price. The Company estimates the fair value of its stock options granted with service-based and/or performance-based vesting conditions using the Black-Scholes option pricing model, which requires inputs of subjective assumptions, including: (i) the expected volatility of its common stock, (ii) the expected term of the award, (iii) the risk-free interest rate, (iv) expected dividends and (v) the fair value of its common stock. Due to the lack of company-specific historical and implied volatility data, the Company bases the estimate of expected volatility on the historical volatilities of a representative group of publicly traded guideline companies. For these analyses, the Company selects companies with comparable characteristics and with historical share price information that approximates the expected term of the stock-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period that approximates the calculated expected term of its stock options. The Company will continue to apply this method until a sufficient amount of historical information regarding the volatility of its own stock price becomes available. The Company estimates the expected term of its stock options granted to employees and directors using the simplified method, whereby the expected term equals the average of the vesting term and the original contractual term of the option. The Company utilizes this method as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. Similarly, following the adoption of ASU 2018-07 on January 1, 2019, the Company has elected to use the expected term for stock options granted to non-employees, using the simplified method, as the basis for the expected term assumption. However, the Company may elect to use either the contractual term or the expected term for stock options granted to non-employees on an award-by-award basis. For the determination of the risk-free interest rates, the Company utilizes the US Treasury yield curve for instruments in effect at the time of measurement with a term commensurate with the expected term assumption. The expected dividend yield is assumed to be zero as the Company has never paid dividends and does not have current plans to pay any dividends on its common stock. Historically, for periods prior to the IPO, the fair value of equity instruments underlying the Company’s stock-based awards was determined on each grant date by its board of directors, or compensation committee thereof, based on valuation estimates from management considering its most recently available independent third-party valuation of such equity instruments. The Company’s board of directors, or the compensation committee thereof, also assessed and considered, with input from management, additional objective and subjective factors that it believed were relevant and which may have changed from the date of the most recent valuation through the grant date.

The Company estimates the fair value of stock options granted with market conditions using a Monte Carlo simulation approach. The Monte Carlo simulation approach contemplates various scenarios under which the specified market conditions could be achieved, which requires inputs of subjective assumptions, including the expected volatility of the Company’s stock price and interest rates to generate potential future outcomes. These variables are projected based on the Company’s historical data, experience, and other factors.

The Company classifies stock-based compensation expense in the condensed consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s salary and related costs are classified or in which the award recipient’s service payments are classified, as applicable.

Stock-based compensation

The Company issues stock-based awards to employees, directors and non-employee consultants and founders, generally in the form of stock options and restricted stock. The Company accounts for its stock-based compensation awards in accordance with FASB ASC Topic 718, Compensation—Stock Compensation (ASC 718). ASC 718 requires share-based payments to employees and qualifying directors to be recognized as expense based on the fair value on the date of grant. On January 1, 2019, the Company early adopted ASU No. 2018-07, Compensation—Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting (ASU 2018-07), which expands the scope of ASC 718 to include share-based payments to non-employees. In connection with the adoption of ASU 2018-07, the Company establishes the fair value of share-based payments to non-employees at the adoption date for existing awards, and at the grant date for new awards. Prior to the adoption of ASU 2018-07, the Company accounted for stock-based compensation awards to non-employees in accordance with FASB ASC Topic 505-50, Equity-Based Payments to Non-Employees (ASC 505-50). ASC 505-50 required the fair value of non-employee awards to be remeasured at each reporting period prior to completion of the service, based on the then-current fair value.

The Company primarily issues stock options and restricted stock with service-based vesting conditions. Compensation expense related to awards to employees, directors and non-employees with service-based vesting conditions is recognized on a straight-line basis based on the grant date fair value over the associated requisite service period of the award, which is generally the vesting term. For awards to employees with performance-based vesting conditions and/or market conditions, the Company recognizes expense based on the grant date fair value over the associated requisite service period of the award using the accelerated attribution model if, and to the extent that, achievement of the performance condition is determined to be probable. If the actual achievement of the Company’s awards that contain performance-based conditions vary from management’s estimates, stock-based compensation expense could be materially different than what is recorded in the period. The cumulative effect on current and prior periods of a change in the estimated time to vesting for awards that contain performance-based conditions will be recognized as compensation cost in the current period. The Company recognizes forfeitures as they occur.

The Company determines the fair value of restricted stock awards in reference to the fair value of its common stock less any applicable purchase price. The Company estimates the fair value of its stock options granted with service-based and/or performance-based vesting conditions using the Black-Scholes option pricing model, which requires inputs of subjective assumptions, including: (i) the expected volatility of its common stock, (ii) the expected term of the award, (iii) the risk-free interest rate, (iv) expected dividends and (v) the fair value of its common stock. Due to the short duration of a public market for the trading of its common stock and a lack of company-specific historical and implied volatility data, the Company bases the estimate of expected volatility on the historical volatilities of a representative group of publicly traded guideline companies. For these analyses, the Company selects companies with comparable characteristics and with historical share price information that approximates the expected term of the stock-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period that approximates the calculated expected term of its stock options. The Company will continue to apply this method until a sufficient amount of historical information regarding the volatility of its own stock price becomes available. The Company estimates the expected term of its stock options granted to employees and directors using the simplified method, whereby the expected term equals the average of the vesting term and the original contractual term of the option. The Company utilizes this method as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. Similarly, following the adoption of ASU 2018-07 on January 1, 2019, the Company has elected to use the expected term for stock options granted to non-employees, using the simplified method, as the basis for the expected term assumption. However, the Company may elect to use either the contractual term or the expected term for stock options granted to non-employees on an award-by-award basis. Prior to the adoption of ASU 2018-07, for stock options granted to non-employees, the Company utilized the contractual term of the option as the basis for the expected term assumption. For the determination of the risk-free interest rates, the Company utilizes the US Treasury yield curve for instruments in effect at the time of measurement with a term commensurate with the expected term assumption. The expected dividend yield is assumed to be zero as the Company has never paid dividends and does not have current plans to pay any dividends on its common stock. Historically, for periods prior to our initial public offering, completed in October 2020, the fair value of equity instruments underlying the Company’s stock-based awards was determined on each grant date by its board of directors, or compensation committee thereof, based on valuation estimates from management considering its most recently available independent third-party valuation of such equity instruments. The Company’s board of directors, or the compensation committee thereof, also assessed and considered, with input from management, additional objective and subjective factors that it believed were relevant and which may have changed from the date of the most recent valuation through the grant date.

The Company estimates the fair value of stock options granted with market conditions using a Monte Carlo simulation approach. The Monte Carlo simulation approach contemplates various scenarios under which the specified market conditions could be achieved, which requires inputs of subjective assumptions, including the expected volatility of the Company’s stock price and interest rates to generate potential future outcomes. These variables are projected based on the Company’s historical data, experience, and other factors.

The Company classifies stock-based compensation expense in the consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s salary and related costs are classified or in which the award recipient’s service payments are classified, as applicable.

Income taxes

Income taxes

Income taxes are recorded in accordance with FASB ASC Topic 740, Income Taxes (ASC 740), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company makes estimates and judgments about future taxable income based on assumptions that are consistent with the Company’s plans and estimates. Should the actual amounts differ from these estimates, the amount of the Company’s valuation allowance could be materially impacted. Changes in these estimates may result in significant increases or decreases to the tax provision in a period in which such estimates are changed, which in turn would affect net income or loss.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit to the extent that the position is more likely than not to be sustained on examination by the taxing authorities based on the technical merits of the position as well as consideration of the available facts and circumstances. The Company records interest and penalties related to uncertain tax positions, if applicable, as a component of income tax expense.

Income taxes

Income taxes are recorded in accordance with FASB ASC Topic 740, Income Taxes (ASC 740), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company makes estimates and judgments about future taxable income based on assumptions that are consistent with the Company’s plans and estimates. Should the actual amounts differ from these estimates, the amount of the Company’s valuation allowance could be materially impacted. Changes in these estimates may result in significant increases or decreases to the tax provision in a period in which such estimates are changed, which in turn would affect net income or loss.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit to the extent that the position is more likely than not to be sustained on examination by the taxing authorities based on the technical merits of the position as well as consideration of the available facts and circumstances. The Company records interest and penalties related to uncertain tax positions, if applicable, as a component of income tax expense.

Comprehensive loss

Comprehensive loss

Comprehensive loss includes net loss as well as other changes in stockholders’ deficit that result from transactions and economic events other than those with stockholders. For the three and nine months ended September 30, 2020 and 2019, other comprehensive (loss) income included unrealized gains and losses on investments.

Comprehensive loss

Comprehensive loss includes net loss as well as other changes in stockholders’ deficit that result from transactions and economic events other than those with stockholders. For the years ended December 31, 2018 and 2019, other comprehensive (loss) income included unrealized gains and losses on investments.

Net loss per share

Net loss per share

The Company follows the two-class method when computing net loss per share attributable to common stockholders as the Company has issued shares that meet the definition of participating securities. The two-class method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (losses) for the period to be allocated between common and participating securities based upon their respective rights to share in the earnings as if all income (losses) for the period had been distributed. During periods of income loss, there is no allocation required under the two-class method since the participating securities do not have a contractual obligation to fund the losses of the Company.

Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, which excludes shares of restricted common stock that are not vested. Diluted net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, including the effect of potentially dilutive common shares. For purpose of this calculation, outstanding options to purchase shares of common stock, unvested shares of restricted common stock and shares of redeemable convertible preferred stock are considered potentially dilutive common shares. The Company has generated a net loss in all periods presented so the basic and diluted net loss per share attributable to common stockholders are the same, as the inclusion of the potentially dilutive securities would be anti-dilutive.

Net loss per share

The Company follows the two-class method when computing net loss per share attributable to common stockholders as the Company has issued shares that meet the definition of participating securities. The two-class method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires losses for the period to be allocated between common and participating securities based upon their respective rights to share in the earnings as if all losses for the period had been distributed. During periods of loss, there is no allocation required under the two-class method since the participating securities do not have a contractual obligation to fund the losses of the Company.

Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, which excludes shares of restricted common stock that are not vested. Diluted net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, including the effect of potentially dilutive common shares. For purpose of this calculation, outstanding options to purchase shares of common stock, unvested shares of restricted common stock and shares of redeemable convertible preferred stock are considered potentially dilutive common shares. The Company has generated a net loss in all periods presented so the basic and diluted net loss per share attributable to common stockholders are the same, as the inclusion of the potentially dilutive securities would be anti-dilutive.

Subsequent events

Subsequent events

The Company considers events and transactions that occur after the balance sheet date but prior to the issuance of the consolidated financial statements for potential recognition or disclosure in the consolidated financial statements. Subsequent events have been evaluated through August 6, 2020, the date the consolidated financial statements were issued, for potential recognition or disclosure in the consolidated financial statements.

Emerging growth company status

Emerging growth company status

The Company is an “emerging growth company” (EGC), as defined in the Jumpstart Our Business Startups Act (JOBS Act), and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not EGCs. The Company may take advantage of these exemptions until it is no longer an EGC under Section 107 of the JOBS Act, which provides that an EGC can take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards. The Company has elected to use the extended transition period for complying with new or revised accounting standards, and as a result of this election, the condensed consolidated financial statements may not be comparable to companies that comply with public company FASB standards’ effective dates. The Company may take advantage of these exemptions up until the last day of the fiscal year following the fifth anniversary of the offering or such earlier time that it is no longer an EGC.

Emerging growth company status

The Company is an “emerging growth company” (EGC), as defined in the Jumpstart Our Business Startups Act (JOBS Act), and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not EGCs. The Company may take advantage of these exemptions until it is no longer an EGC under Section 107 of the JOBS Act, which provides that an EGC can take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards. The Company has elected to use the extended transition period for complying with new or revised accounting standards, and as a result of this election, the consolidated financial statements may not be comparable to companies that comply with public company FASB standards’ effective dates. The Company may take advantage of these exemptions up until the last day of the fiscal year following the fifth anniversary of an offering or such earlier time that it is no longer an EGC.

Recent accounting pronouncements

Recent accounting pronouncements

Recently adopted accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), Amendments to the FASB Accounting Standards Codification (ASC 842), which replaced the existing guidance for leases. The FASB subsequently issued several amendments to ASU 2016-02 (collectively, the new leasing standards), which have the same effective date and transition date as ASC 842, and which: (i) clarified how to apply certain aspects of ASC 842, (ii) provided additional transition methods for adoption, (iii) provided certain practical expedients, (iv) amended certain narrow aspects of the guidance and (v) deferred the effective date for certain entities. ASC 842 requires the identification of arrangements that should be accounted for as leases by lessees. In general, for lease arrangements exceeding a twelve-month term, these arrangements must now be recognized as assets and liabilities on the balance sheet of the lessee. Under ASC 842, a right-of-use asset and lease obligation will be recorded for all leases, whether operating or financing, while the income statement will reflect lease expense for operating leases and amortization/interest expense for financing leases. The balance sheet amounts recorded for existing leases at the date of adoption of ASC 842 must be calculated using the applicable incremental borrowing rate at the date of adoption.

The Company adopted the new leasing standards on January 1, 2020, using a modified retrospective transition approach applied to leases existing as of January 1, 2020. The Company has elected to apply the package of practical expedients which allows entities not to reassess whether contracts are or contain leases, lease classification, and whether initial direct costs qualify for capitalization. Additionally, the Company has elected not to separate lease and non-lease components and not to recognize leases with an initial term of 12 months or less.

The cumulative effect of the adoption of ASC 842 on the Company’s condensed consolidated balance sheet as of January 1, 2020 was as follows (in thousands):

	BALANCE AS OF DECEMBER 31, 2019	IMPACT OF ADOPTION	BALANCE AS OF JANUARY 1, 2020
Prepaid expenses and other current assets	$10,370	$(5,910)	$4,460
Operating lease right-of-use asset	$—	$23,186	$23,186
Total assets	$115,962	$17,276	$133,238
Deferred rent	$814	$(814)	$—
Operating lease liability	$—	$263	$263
Deferred rent, net of current portion	$9,814	$(9,814)	$—
Operating lease liability, net of current portion	$—	$27,641	$27,641
Total liabilities	$94,011	$17,276	$111,287

The adoption of ASC 842 did not have an impact to the Company’s condensed consolidated statements of operations and comprehensive loss, statements of cash flows or statements of redeemable convertible preferred stock and stockholders’ deficit.

In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815) I. Accounting for Certain Financial Instruments with Down Round Features II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception (ASU 2017-11). Part I of this standard applies to entities that issue financial instruments such as warrants, convertible debt or convertible preferred stock that contain down-round features. Part II of this standard replaces the indefinite deferral for certain mandatorily redeemable noncontrolling interests and mandatorily redeemable financial instruments of nonpublic entities contained within ASC Topic 480 with a scope exception and does not impact the accounting for these mandatorily redeemable instruments. The Company adopted ASU 2017-11 effective January 1, 2020. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations upon adoption.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which modifies the disclosure requirements on fair value measurements with respect to Level 3 rollforwards, timing of liquidation of investments in certain entities that calculate net asset value, and measurement uncertainty. The Company adopted ASU 2018-13 effective January 1, 2020. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting (ASU 2018-07), which is intended to simplify aspects of share-based compensation issued to non-employees by making the guidance generally consistent with the accounting for employee share-based compensation. The Company early adopted this standard on January 1, 2019 to simplify the accounting for its non-employee option awards, and recorded a cumulative-effect adjustment as of the date of adoption based on the revaluation of the unvested portion of outstanding non-employee option awards on such date. The adoption of this standard had an impact of less than $0.1 million on the Company’s financial position in the nine months ended September 30, 2019.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which amends the existing accounting standards for revenue recognition. The FASB has issued several updates to the standard which: (i) clarify the application of the principal versus agent guidance, (ii) clarify the guidance relating to performance obligations and licensing, (iii) clarify the assessment of the collectability criterion, presentation of sales taxes, measurement date for non-cash consideration and completed contracts and (iv) clarify the narrow aspects of Topic 606 or correct unintended application of the guidance (collectively, ASC 606). ASC 606 is based on principles that govern the recognition of revenue at an amount to which an entity expects to be entitled when products and/or services are transferred to customers. The new revenue standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Company adopted this standard as of January 1, 2019 in connection with its first revenue arrangement entered into on January 2, 2019. The adoption of this standard did not have an impact on the Company’s financial position or results of operations upon adoption, as at the date of adoption, the Company did not have any contracts with customers in accordance with Topic 606.

In November 2018, the FASB issued ASU No. 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606 (ASU 2018-18). The main provisions of ASU 2018-18 include: (i) clarifying that certain transactions between collaborative arrangement participants should be accounted for as revenue when the collaborative arrangement participant is a customer in the context of a unit of account and (ii) precluding the presentation of transactions with collaborative arrangement participants that are not directly related to sales to third parties together with revenue. The Company adopted this standard as of January 1, 2019 concurrent with the Company’s initial application of ASC 606 in connection with its first revenue arrangement entered into on January 2, 2019. Such arrangement was not determined to be within the scope of ASC 808—Collaborative Arrangements, and, therefore, the adoption of this standard did not have an impact on the Company’s financial position or results of operations upon adoption.

Recently issued accounting pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

In December 2019, the FASB issued ASU No. 2019-12 Income Taxes (Topic 740)-Simplifying the Accounting for Income Taxes (ASU 2019-12), as part of its initiative to reduce complexity in the accounting standards. The amendments in ASU 2019-12, eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12, also clarifies and simplifies other aspects of the accounting for income taxes. ASU 2019-12, is effective for the Company on January 1, 2022, with early adoption permitted. The Company is currently evaluating the potential impact that this standard may have on its financial position and results of operations.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326) (ASU 2016-13). The new standard adjusts the accounting for assets held at amortized cost basis, including marketable securities accounted for as available-for-sale. The standard eliminates the probable initial recognition threshold and requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected. ASU 2016-13 is effective for the Company on January 1, 2023, with early adoption permitted. The Company is currently evaluating the potential impact that this standard may have on its financial position and results of operations.

Recent accounting pronouncements

Recently adopted accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), Amendments to the FASB Accounting Standards Codification (ASC 842), which replaced the existing guidance for leases. The FASB subsequently issued several amendments to ASU 2016-02 (collectively, the new leasing standards), which have the same effective date and transition date as ASC 842, and which: (i) clarified how to apply certain aspects of ASC 842, (ii) provided additional transition methods for adoption, (iii) provided certain practical expedients, (iv) amended certain narrow aspects of the guidance and (v) deferred the effective date for certain entities. ASC 842 requires the identification of arrangements that should be accounted for as leases by lessees. In general, for lease arrangements exceeding a twelve-month term, these arrangements must now be recognized as assets and liabilities on the balance sheet of the lessee. Under ASC 842, a right-of-use asset and lease obligation will be recorded for all leases, whether operating or financing, while the income statement will reflect lease expense for operating leases and amortization/interest expense for financing leases. The balance sheet amounts recorded for existing leases at the date of adoption of ASC 842 must be calculated using the applicable incremental borrowing rate at the date of adoption.

The Company adopted the new leasing standards on January 1, 2020, using a modified retrospective transition approach applied to leases existing as of January 1, 2020. The Company has elected to apply the package of practical expedients which allows entities not to reassess whether contracts are or contain leases, lease classification, and whether initial direct costs qualify for capitalization. Additionally, the Company has elected not to separate lease and non-lease components and not to recognize leases with an initial term of 12 months or less.

The cumulative effect of the adoption of ASC 842 on the Company’s consolidated balance sheets as of January 1, 2020 was as follows (in thousands):

	BALANCE AS OF DECEMBER 31, 2019	IMPACT OF ADOPTION (UNAUDITED)	BALANCE AS OF JANUARY 1, 2020 (UNAUDITED)
Prepaid expenses and other current assets	$10,370	$(5,910)	$4,460
Operating right-of-use asset	—	23,186	23,186
Total assets	115,962	17,276	133,238
Deferred rent	$814	$(814)	$—
Operating lease liability	—	263	263
Deferred rent, net of current portion	9,814	(9,814)	—
Operating lease liability, net of current portion	—	27,641	27,641
Total liabilities	94,011	17,276	111,287

The adoption of ASC 842 did not have an impact to the Company’s consolidated statements of operations and comprehensive loss, statements of cash flows or statements of redeemable convertible preferred stock and stockholders’ deficit (unaudited).

In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815) I. Accounting for Certain Financial Instruments with Down Round Features II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception (ASU 2017-11). Part I of this standard applies to entities that issue financial instruments such as warrants, convertible debt or convertible preferred stock that contain down-round features. Part II of this standard replaces the indefinite deferral for certain mandatorily redeemable noncontrolling interests and mandatorily redeemable financial instruments of nonpublic entities contained within ASC Topic 480 with a scope exception and does not impact the accounting for these mandatorily redeemable instruments. The Company adopted ASU 2017-11 effective January 1, 2020. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations upon adoption (unaudited).

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which modifies the disclosure requirements on fair value measurements with respect to Level 3 rollforwards, timing of liquidation of investments in certain entities that calculate net asset value, and measurement uncertainty. The Company adopted ASU 2018-13 effective January 1, 2020. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations upon adoption (unaudited).

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting (ASU 2018-07), which is intended to simplify aspects of share-based compensation issued to non-employees by making the guidance generally consistent with the accounting for employee share-based compensation. The Company early adopted this standard on January 1, 2019 to simplify the accounting for its non-employee option awards, and recorded a cumulative-effect adjustment as of the date of adoption based on the revaluation of the unvested portion of outstanding non-employee option awards on such date. The adoption of this standard had an impact of less than $0.1 million on the Company’s financial position in the year ended December 31, 2019.

In November 2016, the FASB issued ASU No. 2016-18, Restricted Cash (ASU 2016-18). ASU 2016-18 clarifies how entities should present restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents and restricted cash are presented in more than one line item in the balance sheet the line items and amounts of such balances should be presented on the face of the statement of cash flows or disclosed in the footnotes. The total of the amounts reported in the balance sheet should sum to the total of the amounts presented in the statement of cash flows. The Company early adopted this standard on January 1, 2018 on a retrospective basis to all periods presented. The Company’s consolidated statements of cash flows include restricted cash with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on such statements. In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (ASU 2017-01), which clarifies the definition of a business and provides a screen to determine when an integrated set of assets and activities is not a business. The screen requires that when substantially all of the fair value of the gross assets acquired, or disposed of, is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. The Company adopted this standard as of January 1, 2018, with prospective application to any business development transactions on or after the adoption date. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations upon adoption.

In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting (ASU 2017-09). This guidance is intended to provide clarity and reduce diversity in practice as to when changes to the terms or conditions of share-based payments are accounted for as modifications. Under this new guidance, entities will apply modification accounting if the fair value, vesting conditions or classification of the award changes. The Company adopted this standard as of January 1, 2018, with prospective application to awards modified on or after the adoption date. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations upon adoption.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which amends the existing accounting standards for revenue recognition. The FASB has issued several updates to the standard which: (i) clarify the application of the principal versus agent guidance, (ii) clarify the guidance relating to performance obligations and licensing, (iii) clarify the assessment of the collectability criterion, presentation of sales taxes, measurement date for non-cash consideration and completed contracts and (iv) clarify the narrow aspects of Topic 606 or correct unintended application of the guidance (collectively, ASC 606). ASC 606 is based on principles that govern the recognition of revenue at an amount to which an entity expects to be entitled when products and/or services are transferred to customers. The new revenue standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Company adopted this standard as of January 1, 2019 in connection with its first revenue arrangement entered into on January 2, 2019. The adoption of this standard did not have an impact on the Company’s financial position or results of operations upon adoption, as at the date of adoption, the Company did not have any contracts with customers in accordance with Topic 606.

In November 2018, the FASB issued ASU No. 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606 (ASU 2018-18). The main provisions of ASU 2018-18 include: (i) clarifying that certain transactions between collaborative arrangement participants should be accounted for as revenue when the collaborative arrangement participant is a customer in the context of a unit of account and (ii) precluding the presentation of transactions with collaborative arrangement participants that are not directly related to sales to third parties together with revenue. The Company adopted this standard as of January 1, 2019 concurrent with the Company’s initial application of ASC 606 in connection with its first revenue arrangement entered into on January 2, 2019. Such arrangement was not determined to be within the scope of ASC 808—Collaborative Arrangements, and, therefore, the adoption of this standard did not have an impact on the Company’s financial position or results of operations upon adoption.

On November 5, 2018, the US Securities and Exchange Commission (SEC)’s release, Disclosure Update and Simplification, became effective. The included amendments are intended to simplify and update the SEC’s disclosure requirements and eliminate duplicative disclosures between the SEC rules and GAAP. The amendments include new interim financial statement disclosures to reconcile the beginning balance to the ending balance in stockholders’ equity for each period for which an income statement is required to be filed.

Recently issued accounting pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

In December 2019, the FASB issued ASU No. 2019-12 Income Taxes (Topic 740)-Simplifying the Accounting for Income Taxes (ASU 2019-12), as part of its initiative to reduce complexity in the accounting standards. The amendments in ASU 2019-12 eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 also clarifies and simplifies other aspects of the accounting for income taxes. ASU 2019-12 is effective for the Company on January 1, 2022, with early adoption permitted. The Company is currently evaluating the potential impact that this standard may have on its financial position and results of operations.

Unaudited interim financial information

Unaudited interim financial information

The accompanying condensed consolidated balance sheet as of September 30, 2020, the condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2020 and 2019, the condensed consolidated statements of cash flows for the nine months ended September 30, 2020 and 2019, and the condensed consolidated statements of redeemable convertible preferred stock and stockholders’ deficit for the three and nine months ended September 30, 2020 and 2019 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the audited annual financial statements, except for the impact of adopting Leases (Topic 842), Amendments to the FASB Accounting Standards Codification (ASC 842) effective as of January 1, 2020, and in the opinion of management reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the Company’s financial position as of September 30, 2020 and the results of its operations and its cash flows for the three and nine months ended September 30, 2020 and 2019. Financial statement disclosures for the three and nine months ended September 30, 2020 and 2019 are condensed and do not include all disclosures required for an annual set of financial statements in accordance with GAAP. The financial data and other information disclosed in these notes related to the three and nine months ended September 30, 2020 and 2019 are also unaudited. These financial statements should be read in conjunction with the Company’s audited financial statements included in the Company’s final prospectus filed with the Securities and Exchange Commission (SEC) pursuant to Rule 424(b)(4) on October 14, 2020. The results for the three and nine months ended September 30, 2020 are not necessarily indicative of results to be expected for the year ended December 31, 2020, any other interim periods, or any future year or period.